Equity Awards and Warrants - Stock Options and Other Equity Awards (Details) - $ / shares shares in Thousands		12 Months Ended
	Feb. 13, 2023	May 31, 2023	May 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, vested		12,000	9,900
Options outstanding, nonvested		7,800	7,500
Shares issued during the period new issues shares	400
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercises (in shares)		1,898	1,642
Management, Employees And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted, Shares		1,800
Management, Employees And Consultants [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted, exercise price		$ 0.67
Stock options grant date fair value		0.54
Management, Employees And Consultants [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted, exercise price		0.35
Stock options grant date fair value		0.29
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted, exercise price		$ 0.41	$ 1.38
Stock options exercised, exercise price			$ 0.79
Stock Options | Management, Employees And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options term		10 years
Award vesting period		4 years
Restricted Stock Units (RSUs) [Member] | Executives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock upon vesting of stock based compensation awards, shares		200